Finance lease receivables	12 Months Ended
Dec. 31, 2022
Finance lease receivables
Finance lease receivables

5. Finance lease receivables

5.1 Finance lease receivables consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Gross investment in finance lease receivables	38,290,695	1,414,453	205,076
Less: unearned income	(1,287,015)	(11,866)	(1,720)
Net investment in finance lease receivables	37,003,680	1,402,587	203,356
Less: allowance for finance lease receivables	(5,142,488)	(21,496)	(3,117)
Finance lease receivables, net	31,861,192	1,381,091	200,239

5.2 The following table presents nonaccrual finance lease receivables as of December 31, 2021 and 2022.

	As of December 31,
	2021	2022
	RMB	RMB	US$
Nonaccrual finance lease receivables	567,406	15,143	2,196
Less: allowance for nonaccrual financial lease receivables	(114,169)	(3,110)	(451)
Nonaccrual finance lease receivables, net	453,237	12,033	1,745

5.3 The following table presents the aging of past-due finance lease receivables as of December 31, 2021:

	1-30	31-60	61-90	90-120	120-150	150-180	Total past
	days	days	days	days	days	days	due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	2,155,618	169,237	317,440	97,182	242,872	227,352	3,209,701	33,793,979	37,003,680

The following table presents the aging of past-due finance lease receivables as of December 31, 2022:

	1-30	31-60	61-90	90-120	120-150	150-180	Total past
	days	days	days	days	days	days	due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Finance lease receivables	78,279	29,943	9,352	—	3,920	11,223	132,717	1,269,870	1,402,587	203,356

As of December 31, 2021 and 2022, all finance lease receivables which are past due 90 days or more are nonaccrual.

5.4 The following table presents the future minimum lease payments to be received:

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Finance lease receivables	37,626,031	664,664	—	—	38,290,695

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2022
Finance lease receivables	1,414,453	—	—	—	1,414,453

5. Finance lease receivables - continued

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	US$	US$	US$	US$	US$
As of December 31, 2022
Finance lease receivables	205,076	—	—	—	205,076

5.5 Movements of allowance for finance lease receivables for the years ended December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at the beginning of the year	24,549,329	5,142,488	745,591
Reverse	(16,452,740)	(5,086,116)	(737,418)
Charge-offs	(2,954,101)	(34,876)	(5,056)
Balance at the end of the year	5,142,488	21,496	3,117
Evaluated for impairment on a portfolio basis	5,142,488	21,496	3,117